Common shares (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Nov. 30, 2011	Oct. 31, 2011	Oct. 31, 2011	Oct. 31, 2010
Common shares
Shares issued in connection with acquisition	31,500,215
Issuance of common shares		12,650,000	12,650,000	6,029,000
Issuance of common shares pursuant to the exercise of underwriters' over-allotment option in public offering		1,650,000	1,650,000	784,000
Price of common shares issued (in Canadian dollars per share)		13.26	$ 13.00	$ 13.35
Net proceeds from the common share offering, after deducting the underwriters discounts and expenses			$ 155.4	$ 75.3